Share-based compensation - Nonrecourse Promissory Notes with related parties (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2019	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that becomes outstanding		406,897	406,876
Interim Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares early exercised	688,875
Interim Chief Operating Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares early exercised	309,994
Promissory Note With Related Parties
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate of notes receivable	2.91%
Promissory Note With Related Parties | Interim Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable in exchange of stock options exercised	$ 0.2
Promissory Note With Related Parties | Interim Chief Operating Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable in exchange of stock options exercised	$ 0.8